Other assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Deferred expenses (i)	$ 230,676	$ 157,439
Taxes recoverable	428,742	245,967
Advances to suppliers and employees (ii)	96,395	22,662
Prepaid expenses	81,687	61,744
Judicial deposits (note 24)	3,506	18,864
Other assets	95,203	35,227
Total	$ 936,209	$ 541,903